Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Accounts Payable and Accrued Liabilities Current [Abstract]
Payroll and related payables	$ 17,344
Commissions payable	1,898
Accrued vessel expenses	27,222
Accrued interest expense	6,036
Other accrued expenses	2,306
Accrued expenses	$ 54,806
Predecessor
Accounts Payable and Accrued Liabilities Current [Abstract]
Payroll and related payables		$ 10,465
Commissions payable		2,143
Accrued vessel expenses		41,580
Accrued interest expense		15,021
Other accrued expenses		8,912
Accrued expenses		$ 78,121